Warranty Liability (Tables)	12 Months Ended
Mar. 31, 2023
Warranty Provision Abstract
Disclosure of warranty liability [Table Text Block]
	Year ended	Year ended
	March 31, 2023	March 31, 2022
Opening balance	$1,042,983	$949,751
Warranty additions	1,375,673	456,779
Warranty disbursements	(339,349)	(278,726)
Warranty expiry	0	(85,251)
Foreign exchange translation	(1,557)	430
Total	$2,077,749	$1,042,983

Current portion	$535,484	$313,517
Long term portion	1,542,265	729,466
Total	$2,077,749	$1,042,983